Acquisition of Subsidiaries: Business Acquisition, Pro Forma Information (Tables)	12 Months Ended
Dec. 31, 2013
Tables/Schedules
Business Acquisition, Pro Forma Information
December 31,
2011
Revenues	$8,682,109
Net Loss	$(7,244,198)